UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	TOPS Aggressive Growth ETF Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 96.8%
	EQUITY FUNDS - 96.8%
60	First Trust BICK Index Fund	$ 1,327
45	Guggenheim Timber ETF	716
99	iShares S&P 500 Growth Index Fund	6,063
91	iShares S&P 500 Value Index Fund	4,694
76	iShares S&P MidCap 400 Index Fund	5,927
110	iShares S&P SmallCap 600 Index Fund	6,435
23	SPDR Dow Jones International Real Estate ETF	737
14	SPDR Dow Jones REIT ETF	791
15	SPDR S&P Global Natural Resources ETF	685
13	Vanguard FTSE All World ex-US Small-Cap ETF	1,020
173	Vanguard FTSE All-World ex-US ETF	6,699
50	Vanguard MSCI Emerging Markets ETF	1,794
	TOTAL EXCHANGE TRADED FUNDS (Cost - $45,893)	36,888

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
1,209	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $1,209)	1,209

	TOTAL INVESTMENTS - 100.0% (Cost - $47,102)	$ 38,097
	OTHER ASSETS LESS LIABILITIES - 0.0%	(8)
	NET ASSETS - 100.0%	$ 38,089

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(9,005)
	Net unrealized depreciation:	$ (9,005)

	TOPS Balanced ETF Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 48.1%
24	iShares Barclays 7-10 Year Treasury Bond Fund	$ 2,522
48	iShares Barclays TIPS Bond Fund	5,486
21	iShares iBoxx $ High Yield Corporate Bond Fund	1,737
23	iShares iBoxx Investment Grade Corporate Bond Fund	2,584
32	PowerShares Senior Loan Portfolio	736
48	SPDR Barclays Capital Short Term Corporate Bond ETF	1,455
39	SPDR DB International Government Inflation-Protected Bond ETF	2,231
15	WisdomTree Emerging Markets Local Debt Fund	722
		17,473
	EQUITY FUNDS - 49.6%
32	First Trust BICK Index Fund	708
23	Guggenheim Timber ETF	366
41	iShares S&P 500 Growth Index Fund	2,511
64	iShares S&P 500 Value Index Fund	3,301
28	iShares S&P MidCap 400 Index Fund	2,184
25	iShares S&P SmallCap 600 Index Fund	1,462
34	SPDR Dow Jones International Real Estate ETF	1,090
19	SPDR Dow Jones REIT ETF	1,073
7	SPDR S&P Global Natural Resources ETF	320
4	Vanguard Energy ETF	345
9	Vanguard FTSE All World ex-US Small-Cap ETF	706
76	Vanguard FTSE All-World ex-US ETF	2,943
5	Vanguard Materials ETF	322
20	Vanguard MSCI Emerging Markets ETF	718
		18,049
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,923)	35,522

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
825	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $825)	825

	TOTAL INVESTMENTS - 100.0% (Cost - $40,748)	$ 36,347
	OTHER ASSETS LESS LIABILITIES - 0.0%	(6)
	NET ASSETS - 100.0%	$ 36,341

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 501
	Unrealized depreciation:	(4,902)
	Net unrealized depreciation:	$ (4,401)

	TOPS Capital Preservation ETF Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.2%
	DEBT FUNDS - 69.2%
32	iShares Barclays 1-3 Year Treasury Bond Fund	$ 2,706
38	iShares Barclays 7-10 Year Treasury Bond Fund	3,993
62	iShares Barclays TIPS Bond Fund	7,087
18	iShares iBoxx $ High Yield Corporate Bond Fund	1,489
42	iShares iBoxx Investment Grade Corporate Bond Fund	4,718
34	PowerShares Senior Loan Portfolio	782
78	SPDR Barclays Capital Short Term Corporate Bond ETF	2,365
44	SPDR DB International Government Inflation-Protected Bond ETF	2,517
15	WisdomTree Emerging Markets Local Debt Fund	722
		26,379
	EQUITY FUNDS - 28.0%
30	iShares S&P 500 Growth Index Fund	1,837
50	iShares S&P 500 Value Index Fund	2,579
18	iShares S&P MidCap 400 Index Fund	1,404
12	iShares S&P SmallCap 600 Index Fund	702
21	SPDR Dow Jones International Real Estate ETF	673
13	SPDR Dow Jones REIT ETF	735
15	SPDR S&P Global Natural Resources ETF	685
4	Vanguard FTSE All World ex-US Small-Cap ETF	314
45	Vanguard FTSE All-World ex-US ETF	1,742
		10,671
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,258)	37,050

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
1,082	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $1,082)	1,082

	TOTAL INVESTMENTS - 100.0% (Cost - $40,340)	$ 38,132
	OTHER ASSETS LESS LIABILITIES - 0.0%	(7)
	NET ASSETS - 100.0%	$ 38,125

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 644
	Unrealized depreciation:	(2,852)
	Net unrealized depreciation:	$ (2,208)

	TOPS Growth ETF Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 93.2%
	DEBT FUNDS - 12.7%
69	iShares Barclays TIPS Bond Fund	$ 7,887
62	iShares iBoxx $ High Yield Corporate Bond Fund	5,129
80	WisdomTree Emerging Markets Local Debt Fund	3,849
		16,865
	EQUITY FUNDS - 80.5%
168	First Trust BICK Index Fund	3,715
157	Guggenheim Timber ETF	2,499
269	iShares S&P 500 Growth Index Fund	16,474
248	iShares S&P 500 Value Index Fund	12,792
192	iShares S&P MidCap 400 Index Fund	14,974
280	iShares S&P SmallCap 600 Index Fund	16,380
118	SPDR Dow Jones International Real Estate ETF	3,782
45	SPDR Dow Jones REIT ETF	2,543
80	SPDR S&P Global Natural Resources ETF	3,656
15	Vanguard Energy ETF	1,295
32	Vanguard FTSE All World ex-US Small-Cap ETF	2,510
556	Vanguard FTSE All-World ex-US ETF	21,528
20	Vanguard Materials ETF	1,289
103	Vanguard MSCI Emerging Markets ETF	3,697
		107,134
	TOTAL EXCHANGE TRADED FUNDS (Cost - $131,045)	123,999

	SHORT-TERM INVESTMENTS - 75.7%
	MONEY MARKET FUND - 75.7%
100,673	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $100,673)	100,673

	TOTAL INVESTMENTS - 168.9% (Cost - $231,718)	$ 224,672
	OTHER ASSETS LESS LIABILITIES - 68.9%	(91,629)
	NET ASSETS - 100.0%	$ 133,043

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(7,046)
	Net unrealized depreciation:	$ (7,046)

	TOPS Moderate Growth ETF Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.6%
	DEBT FUNDS - 33.2%
30	iShares Barclays TIPS Bond Fund	$ 3,429
21	iShares iBoxx $ High Yield Corporate Bond Fund	1,737
22	iShares iBoxx Investment Grade Corporate Bond Fund	2,471
31	PowerShares Senior Loan Portfolio	713
35	SPDR Barclays Capital Short Term Corporate Bond ETF	1,061
25	SPDR DB International Government Inflation-Protected Bond ETF	1,430
14	WisdomTree Emerging Markets Local Debt Fund	674
		11,515
	EQUITY FUNDS - 64.4%
31	First Trust BICK Index Fund	685
43	Guggenheim Timber ETF	685
56	iShares S&P 500 Growth Index Fund	3,429
54	iShares S&P 500 Value Index Fund	2,785
44	iShares S&P MidCap 400 Index Fund	3,432
47	iShares S&P SmallCap 600 Index Fund	2,750
32	SPDR Dow Jones International Real Estate ETF	1,026
12	SPDR Dow Jones REIT ETF	678
15	SPDR S&P Global Natural Resources ETF	686
4	Vanguard Energy ETF	345
8	Vanguard FTSE All World ex-US Small-Cap ETF	628
109	Vanguard FTSE All-World ex-US ETF	4,220
5	Vanguard Materials ETF	322
19	Vanguard MSCI Emerging Markets ETF	682
		22,353
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,804)	33,868

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
850	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $850)	850

	TOTAL INVESTMENTS - 100.0% (Cost - $40,654)	$ 34,718
	OTHER ASSETS LESS LIABILITIES - 0.0%	(6)
	NET ASSETS - 100.0%	$ 34,712

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 164
	Unrealized depreciation:	(6,100)
	Net unrealized depreciation:	$ (5,936)

	TOPS Protected Balanced ETF Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 85.6%
	DEBT FUNDS - 45.1%
8,355	iShares Barclays 7-10 Year Treasury Bond Fund	$ 877,860
15,725	iShares Barclays TIPS Bond Fund	1,797,368
6,673	iShares iBoxx $ High Yield Corporate Bond Fund	552,057
7,449	iShares iBoxx Investment Grade Corporate Bond Fund	836,821
9,818	PowerShares Senior Loan Portfolio	225,814
15,561	SPDR Barclays Capital Short Term Corporate Bond ETF	471,794
11,636	SPDR DB International Government Inflation-Protected Bond ETF	665,696
4,453	WisdomTree Emerging Markets Local Debt Fund	214,234
		5,641,644
	EQUITY FUNDS - 40.5%
8,142	First Trust BICK Index Fund	180,020
6,208	Guggenheim Timber ETF	98,831
12,274	iShares S&P 500 Growth Index Fund	751,660
18,340	iShares S&P 500 Value Index Fund	945,977
7,763	iShares S&P MidCap 400 Index Fund	605,436
6,884	iShares S&P SmallCap 600 Index Fund	402,714
9,412	SPDR Dow Jones International Real Estate ETF	301,655
5,463	SPDR Dow Jones REIT ETF	308,659
2,105	SPDR S&P Global Natural Resources ETF	96,198
1,113	Vanguard Energy ETF	96,096
2,484	Vanguard FTSE All World ex-US Small-Cap ETF	194,870
20,597	Vanguard FTSE All-World ex-US ETF	797,516
1,468	Vanguard Materials ETF	94,642
5,262	Vanguard MSCI Emerging Markets ETF	188,853
		5,063,127
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,617,737)	10,704,771

	SHORT-TERM INVESTMENTS - 13.9%
	MONEY MARKET FUND - 13.9%
1,745,185	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $1,745,185)	1,745,185

	TOTAL INVESTMENTS - 99.5% (Cost - $13,362,922)	$ 12,449,956
	OTHER ASSETS LESS LIABILITIES - 0.5%	56,531
	NET ASSETS - 100.0%	$ 12,506,487

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 63,914
	Unrealized depreciation:	(976,880)
	Net unrealized depreciation:	$ (912,966)

Long (Short)		Unrealized
Contracts		Gain / (Loss)
OPEN SHORT FUTURES CONTRACTS
(10)	MSCI EAFE Index Mini December 2011
	(Underlying Face Amount at Value $673,300)	$ 15,445
(11)	MSCI Emerging Market Index Mini December 2011
	(Underlying Face Amount at Value $462,165)	52,720
(10)	Russell 2000 Index Mini December 2011
	(Underlying Face Amount at Value $320,750)	33,300
(14)	S&P 500 Index E-Mini December 2011
	(Underlying Face Amount at Value $788,200)	19,125
(6)	S&P Midcap 400 Index E-Mini December 2011
	(Underlying Face Amount at Value $467,340)	15,280

	Net Unrealized Gain from Open Short Futures Contracts	$ 135,870

TOPS Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 84.3%
	DEBT FUNDS - 11.7%
4,507	iShares Barclays TIPS Bond Fund	$ 515,150
3,972	iShares iBoxx $ High Yield Corporate Bond Fund	328,604
5,020	WisdomTree Emerging Markets Local Debt Fund	241,512
		1,085,266
	EQUITY FUNDS - 72.6%
10,089	First Trust BICK Index Fund	223,068
9,772	Guggenheim Timber ETF	155,570
17,382	iShares S&P 500 Growth Index Fund	1,064,474
15,799	iShares S&P 500 Value Index Fund	814,912
12,213	iShares S&P MidCap 400 Index Fund	952,492
17,688	iShares S&P SmallCap 600 Index Fund	1,034,748
7,329	SPDR Dow Jones International Real Estate ETF	234,895
2,828	SPDR Dow Jones REIT ETF	159,782
5,008	SPDR S&P Global Natural Resources ETF	228,866
900	Vanguard Energy ETF	77,706
1,983	Vanguard FTSE All World ex-US Small-Cap ETF	155,566
34,621	Vanguard FTSE All-World ex-US ETF	1,340,525
1,171	Vanguard Materials ETF	75,494
6,287	Vanguard MSCI Emerging Markets ETF	225,640
		6,743,738
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,291,599)	7,829,004

	SHORT-TERM INVESTMENTS - 23.9%
	MONEY MARKET FUND - 23.9%
2,216,494	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $2,216,494)	2,216,494

	TOTAL INVESTMENTS - 108.2% (Cost - $10,508,093)	$ 10,045,498
	OTHER LIABILITIES LESS ASSETS - 8.2%	(761,697)
	NET ASSETS - 100.0%	$ 9,283,801

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(462,595)
	Net unrealized depreciation:	$ (462,595)

Long (Short)		Unrealized
Contracts		Gain / (Loss)
OPEN SHORT FUTURES CONTRACTS
(16)	MSCI EAFE Index Mini December 2011
	(Underlying Face Amount at Value $1,077,280)	$ 23,535
(14)	MSCI Emerging Market Index Mini December 2011
	(Underlying Face Amount at Value $588,210)	55,180
(17)	Russell 2000 Index Mini December 2011
	(Underlying Face Amount at Value $545,275)	50,030
(18)	S&P 500 Index E-Mini December 2011
	(Underlying Face Amount at Value $1,013,400)	26,590
(9)	S&P Midcap 400 Index E-Mini December 2011
	(Underlying Face Amount at Value $701,010)	39,310

	Net Unrealized Gain from Open Short Futures Contracts	$ 194,645

TOPS Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2011
Shares		Value

	EXCHANGE TRADED FUNDS - 85.7%
	DEBT FUNDS - 30.1%
19,049	iShares Barclays TIPS Bond Fund	$ 2,177,301
12,731	iShares iBoxx $ High Yield Corporate Bond Fund	1,053,236
13,627	iShares iBoxx Investment Grade Corporate Bond Fund	1,530,857
18,689	PowerShares Senior Loan Portfolio	429,847
21,510	SPDR Barclays Capital Short Term Corporate Bond ETF	652,162
14,374	SPDR DB International Government Inflation-Protected Bond ETF	822,336
8,270	WisdomTree Emerging Markets Local Debt Fund	397,870
		7,063,609
	EQUITY FUNDS - 55.6%
16,422	First Trust BICK Index Fund	363,090
25,095	Guggenheim Timber ETF	399,512
34,224	iShares S&P 500 Growth Index Fund	2,095,878
32,127	iShares S&P 500 Value Index Fund	1,657,111
26,075	iShares S&P MidCap 400 Index Fund	2,033,589
27,568	iShares S&P SmallCap 600 Index Fund	1,612,728
18,472	SPDR Dow Jones International Real Estate ETF	592,028
7,280	SPDR Dow Jones REIT ETF	411,320
8,403	SPDR S&P Global Natural Resources ETF	384,017
2,241	Vanguard Energy ETF	193,488
4,987	Vanguard FTSE All World ex-US Small-Cap ETF	391,230
61,187	Vanguard FTSE All-World ex-US ETF	2,369,161
2,950	Vanguard Materials ETF	190,186
10,386	Vanguard MSCI Emerging Markets ETF	372,754
		13,066,092
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,404,376)	20,129,701

	SHORT-TERM INVESTMENTS - 9.7%
	MONEY MARKET FUND - 9.7%
2,269,176	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.03% (a) (Cost $2,269,176)	2,269,176

	TOTAL INVESTMENTS - 95.4% (Cost - $23,673,552)	$ 22,398,877
	OTHER ASSETS LESS LIABILITIES - 4.6%	1,075,713
	NET ASSETS - 100.0%	$ 23,474,590

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 1,009
	Unrealized depreciation:	(1,275,684)
	Net unrealized depreciation:	$ (1,274,675)

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(26)	MSCI EAFE Index Mini December 2011
	(Underlying Face Amount at Value $1,750,580)	$ 24,525
(29)	MSCI Emerging Market Index Mini December 2011
	(Underlying Face Amount at Value $1,218,435)	130,750
(30)	Russell 2000 Index Mini December 2011
	(Underlying Face Amount at Value $962,250)	90,270
(34)	S&P 500 Index E-Mini December 2011
	(Underlying Face Amount at Value $1,914,200)	43,780
(21)	S&P Midcap 400 Index E-Mini December 2011
	(Underlying Face Amount at Value $1,635,690)	80,240

	Net Unrealized Gain from Open Short Futures Contracts	$ 369,565

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 36,888	$ -	$ -	$ 36,888
Short-Term Investments	1,209	-	-	1,209
Total	$ 38,097	$ -	$ -	$ 38,097

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 17,473	$ -	$ -	$ 17,473
Equity Funds	18,049	-	-	18,049
Short-Term Investments	825	-	-	825
Total	$ 36,347	$ -	$ -	$ 36,347

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 26,379	$ -	$ -	$ 26,379
Equity Funds	10,671	-	-	10,671
Short-Term Investments	1,082	-	-	1,082
Total	$ 38,132	$ -	$ -	$ 38,132

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 16,865	$ -	$ -	$ 16,865
Equity Funds	107,134	-	-	107,134
Short-Term Investments	100,673	-	-	100,673
Total	$ 224,672	$ -	$ -	$ 224,672

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 11,515	$ -	$ -	$ 11,515
Equity Funds	22,353	-	-	22,353
Short-Term Investments	850	-	-	850
Total	$ 34,718	$ -	$ -	$ 34,718

TOPS Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 5,641,644	$ -	$ -	$ 5,641,644
Equity Funds	5,063,127	-	-	5,063,127
Short-Term Investments	1,745,185	-	-	1,745,185
Short Futures Contracts	135,870	-	-	135,870
Total	$ 12,585,826	$ -	$ -	$ 12,585,826

TOPS Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,085,266	$ -	$ -	$ 1,085,266
Equity Funds	6,743,738	-	-	6,743,738
Short-Term Investments	2,216,494	-	-	2,216,494
Short Futures Contracts	194,645	-	-	194,645
Total	$ 10,240,143	$ -	$ -	$ 10,240,143

TOPS Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 7,063,609	$ -	$ -	$ 7,063,609
Equity Funds	13,066,092	-	-	13,066,092
Short-Term Investments	2,269,176	-	-	2,269,176
Short Futures Contracts	369,565	-	-	369,565
Total	$ 22,768,442	$ -	$ -	$ 22,768,442

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Protected Balanced ETF Portfolio, Protected Growth ETF Portfolio and Protected Moderate Growth ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/11